Offerings	Feb. 19, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.500% Series WW Notes due 2033
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.99077
Maximum Aggregate Offering Price	$ 594,462,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,095.2
Offering Note
(1)	Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.100% Series XX Notes due 2038
Amount Registered | shares	850,000,000
Proposed Maximum Offering Price per Unit	0.99221
Maximum Aggregate Offering Price	$ 843,378,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 116,470.57
Offering Note
(1)	Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended.